Basis of Presentation and Summary of Significant Accounting Policies (Details) - USD ($)	4 Months Ended
	Dec. 31, 2020	Jun. 30, 2021
Accounting Policies [Abstract]
Shares of outstanding equity (in Shares)		32,500,000
Cash held in the trust account		$ 100,000,000
Tangible assets		5,000,001
Federal depository insurance corporation coverage limit		$ 250,000
Common stock subject to possible redemption (in Shares)		18,850,938
Federal depository insurance coverage	$ 250,000
Common stock subject to forfeiture (in Shares)	375,000